INVESCO COMBINATION STOCK & BOND FUNDS, INC.

        Supplement to Investor Class Prospectus dated September 30, 1999

The existing class of shares of INVESCO Equity Income Fund, INVESCO Balanced Fund and INVESCO Total Return Fund is hereby designated as "Investor Class."

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      EQUITY INCOME FUND
      Management Fee(1)                                    0.48%
      Distribution and Service (12b-1) Fees(2)             0.25%
      Other Expenses(1)(3)(4)                              0.23%
                                                           -----
      Total Annual Fund Operating Expenses(1)(3)(4)        0.96%
                                                           =====

      BALANCED FUND
      Management Fee                                       0.60%
      Distribution and Service (12b-1) Fees(2)             0.25%
      Other Expenses(3)(4)(5)                              0.47%
                                                           -----
      Total Annual Fund Operating Expenses(3)(4)(5)        1.32%
                                                           =====

      TOTAL RETURN FUND
      Management Fee(1)                                    0.56%
      Distribution and Service (12b-1) Fees(2)             0.25%
      Other Expenses(1)(3)(4)                              0.21%
                                                           -----
      Total Annual Fund Operating Expenses(1)(3)(4)        1.02%
                                                           =====

     (1) Certain advisory fees of Equity Income and Total Return Funds were voluntarily absorbed by INVESCO prior to May 13, 1999. After absorption, Equity Income Fund's Other Expenses and Total Annual Fund Operating Expenses changed insignificantly, and Total Return Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.20% and 1.01%, respectively, of the Fund's average net assets.
     (2) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
     (3) Each Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown, because their distribution fees and/or custodian fees were reduced under expense offset arrangements.
     (4) The expense information presented in the table has been restated from the financials to reflect a change in the transfer agency fees for all Funds and the administrative services fees for Equity Income and Balanced Funds.
     (5) Certain expenses of Balanced Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund. This commitment may be changed at any time following consultation with the board of directors. After absorption, Balanced Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.41% and 1.26%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:


                                   1 YEAR      3 YEARS     5 YEARS    10 YEARS

      Equity Income Fund           $   98      $  306      $  531     $1,177
      Balanced Fund                $  134      $  418      $  722     $1,587
      Total Return Fund            $  104      $  324      $  562     $1,246

The section of the Prospectus entitled "How To Buy Shares" is amended to add the following sentence at the end of the first paragraph:

      If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
      - Investor Class, a series of INVESCO Money Market Funds, Inc.

The section of the Prospectus entitled "Your Account Services" is amended to add
the  following  new  subsection   after  the  subsection   entitled   "Telephone
Transactions":

      HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

This Supplement supercedes the Supplements dated January 31, 2000 and April 1, 2000.

The date of this Supplement is June 1, 2000.

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

      Supplement to Institutional Class Prospectus dated December 31, 1999

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and (2) substitute the following in its place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      BALANCED FUND - INSTITUTIONAL CLASS
      Management Fee                                  0.60%
      Distribution and Service (12b-1) Fees            None
      Other Expenses(1)                               0.47%
      Total Annual Fund Operating Expenses(1)         1.07%

The footnote is not affected by these changes.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Institutional Class shares' operating expenses remained the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would have been:

                       1 YEAR       3 YEARS         5 YEARS     10 YEARS
                       $109         $340            $590        $1,306


The date of this Supplement is June 1, 2000.

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

            Supplement to Class C Prospectus dated December 31, 1999

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

      ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

      EQUITY INCOME FUND - CLASS C
      Management Fee                                        0.48%
      Distribution and Service (12b-1) Fees(1)              1.00%
      Other Expenses                                        0.23%
                                                            -----
      Total Annual Fund Operating Expenses                  1.71%
                                                            =====

      BALANCED FUND - CLASS C
      Management Fee                                        0.60%
      Distribution and Service (12b-1) Fees(1)              1.00%
      Other Expenses(2)                                     0.47%
                                                            -----
      Total Annual Fund Operating Expenses(2)               2.07%
                                                            =====

      TOTAL RETURN FUND - CLASS C
      Management Fee                                        0.56%
      Distribution and Service (12b-1) Fees(1)              1.00%
      Other Expenses                                        0.21%
                                                            -----
      Total Annual Fund Operating Expenses                  1.77%
                                                            =====

     (1) Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
     (2) Based on estimated expenses for the current fiscal year, which may be more or less than actual expenses. Actual expenses are not provided because each Fund's Class C shares were not offered until February 15, 2000. Certain expenses of Balanced Fund will be absorbed by INVESCO in order to ensure that expenses for that Fund's Class C shares will not exceed 2.00% of the Fund's average net assets attributable to Class C shares pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, Balanced Fund - Class C shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.41% and 2.01%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

      The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

      IF SHARES ARE REDEEMED                        1 year     3 years    5 years  10 years
      Equity Income Fund - Class C                  $  274     $  539     $  928     $2,019
      Balanced Fund -  Class C                      $  310     $  649     $1,114     $2,400
      Total Return Fund - Class C                   $  280     $  557     $  959     $2,084

      IF SHARES ARE NOT REDEEMED                    1 year     3 years    5 years  10 years
      Equity Income Fund - Class C                  $  174     $  539     $  928     $2,019
      Balanced Fund -  Class C                      $  210     $  649     $1,114     $2,400
      Total Return Fund - Class C                   $  180     $  557     $  959     $2,084

The date of this Supplement is June 1, 2000.

                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

                Supplement to Statement of Additional Information
                             dated December 31, 1999

The investment chart at the end of the section of the Statement of Additional Information entitled "Investment Restrictions" is hereby amended to (1) delete the chart in its entirety and (2) substitute the following in its place:


     =======================================================================
       INVESTMENT     BALANCED           EQUITY INCOME        TOTAL RETURN
     =======================================================================
       DEBT           Normally, at       Normally, up         Normally, a
       SECURITIES     least 25%          to 35%               minimum of 30%
                      (investment grade                       (investment
                      only)                                   grade only)
     -----------------------------------------------------------------------
       EQUITY         Normally, 50% to   Normally, 65% in     Normally, a
       SECURITIES     70% common stock   dividend-paying      minimum of 30%;
                                         common stock; Up     the remainder
                                         to 30% in non-       will  vary
                                         dividend             with market
                                         paying stocks        conditions
      ----------------------------------------------------------------------
       FOREIGN        Up to 25%          Up to 25% (must      Up to 25%
       SECURITIES                        be dominated
       (Percentages                      and pay interest
       exclude ADRs                      in U.S. dollars)
       and Canadian
       issuers)
     =======================================================================

The section of the Statement of Additional Information entitled "Management of the Funds Administrative Services Agreement" is amended to (1) delete the third paragraph and (2) substitute the following in its place:

      As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.015% of the average net assets of Total Return Fund and 0.045% of the average net assets of Balanced Fund and Equity Income Fund. Prior to June 1, 2000, the rate was 0.015% for Equity Income Fund.

The section of the Statement of Additional Information entitled "Management of the Funds Transfer Agency Agreement" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. Prior to June 1, 2000, this fee was $20.00.

This Supplement supercedes the Supplement dated January 26, 2000.

The date of this Supplement is June 1, 2000.